ROPES & GRAY
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

James M. Forbes
T +1 617 235 4765
james.forbes@ropesgray.com

July 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	GMO ETF Trust (formerly, The 2023 ETF Series Trust II) (the “Trust”) (File Nos. 333-274096 and 811-04347)—Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO ETF Trust Prospectus and Statement of Additional Information (each relating to 11 series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 11 to the Trust’s Registration Statement under the Securities Act and Amendment No. 13 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 11/13”), as filed electronically with the Commission on June 30, 2026. Amendment No. 11/13 became effective on June 30, 2026.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-235-4765.

Very truly yours,

/s/ James M. Forbes

James M. Forbes

cc:	Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq., Ropes & Gray LLP